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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one): [X] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: GME Capital LLC
Address: 17 Heights Road
         Plandome, NY 11030

Form 13F File Number: 28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward M. Giles
Title: Managing Member
Phone: 212-752-5255

Signature, Place, and Date of Signing:


       /s/ Edward M. Giles           New York, NY                 06/20/07
------------------------------   ----------------------   ----------------------
           [Signature]               [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          42

Form 13F Information Table Value Total:      277258
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE


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                                 GME CAPITAL LLC
                                    FORM 13F
                                 AS OF 03/31/07

                                                                                                 Voting Authority
                                                                                                 ----------------
                                                                 Value  Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer                 Title of class        CUSIP     (x$1000) Prn Amt Prn Call Dscretn Managers  Sole   Shared None
------------------------------ --------------- --------------- -------- ------- --- ---- ------- -------- ------- ------ ----
3D SYSTEMS CORP                COM                   88554D205    7545   344344  SH      Defined           344344
ACCELR8 TECHNOLOGY CORP        COM NEW               004304200      92    50900  SH      Defined            50900
AMERICAN VANGUARD CORP         COM                   030371108    7188   420615  SH      Defined           420615
AMERIGAS PARTNERS - LP         UNIT LP INT           030975106     327    10000  SH      Defined            10000
ANALOG DEVICES                 COM                   032654105     739    21423  SH      Defined            21423
BARRICK GOLD CORPORATION       COM                   067901108    2651    92857  SH      Defined            92857
BREEZE-EASTERN CORP            COM                   106764103     517    50700  SH      Defined            50700
BROOKFIELD ASSET MGMT INC      CL A LTD VT SHS       112585104    3337    63850  SH      Defined            63850
CAMECO CORP                    COM                   13321l108    3152    77000  SH      Defined            77000
CELGENE CORP                   COM                   151020104   91290  1740187  SH      Defined          1740187
CLEVELAND-CLIFFS INC           COM                   185896107    9461   147800  SH      Defined           147800
ELAN CORP PLC ADR              ADR                   284131208    8240   620000  SH      Defined           620000
EVERGREEN ENERGY INC           COM                   30024B104    2056   313000  SH      Defined           313000
FIBERSTARS INC                 COM                   315662106     656   116150  SH      Defined           116150
HEALTH CARE PPTY INVS COM      COM                   421915109     231     6400  SH      Defined             6400
HUDSON CITY BANCORP INC        COM                   443683107    5897   431079  SH      Defined           431079
KOPIN CORP.                    COM                   500600101     130    38560  SH      Defined            38560
LIFECORE BIOMEDICAL INC.       COM                   532187101    3102   165275  SH      Defined           165275
METABOLIX INC                  COM                   591018809   16355   983515  SH      Defined           983515
MRV COMMUNICATIONS INC.        COM                   553477100    1641   462200  SH      Defined           462200
NEWFIELD EXPLORATION CO        COM                   651290108    4680   112200  SH      Defined           112200
NEWMONT MINING CORPORATION     COM                   651639106    4113    97950  SH      Defined            97950
NOBLE CORP                     SHS                   G65422100    5445    69200  SH      Defined            69200
NOVA CHEMICALS CORP            COM                   66977W109    2601    84000  SH      Defined            84000
PALOMAR MEDICAL TECHNOLOGIES I COM NEW               697529303    2397    60000  SH      Defined            60000
PEABODY ENERGY                 COM                   704549104    2278    56600  SH      Defined            56600
PETROHAWK ENERGY CORP          COM                   716495106    5840   443400  SH      Defined           443400
QUESTAR CORP                   COM                   748356102    3898    43700  SH      Defined            43700
RAYONIER INC                   COM                   754907103   10253   238444  SH      Defined           238444
SHIRE PLC                      Sponsored ADR         82481R106    7372   119100  SH      Defined           119100
SOUTHWESTERN ENERGY CO.        COM                   845467109   22076   538700  SH      Defined           538700
STERICYCLE, INC.               COM                   858912108    3460    42450  SH      Defined            42450
STREETTRACKS GOLD TRUST        Gold SHS              863307104    1052    16000  SH      Defined            16000
THERMO FISHER SCIENTIFIC INC   COM                   883556102    9013   192800  SH      Defined           192800
THORATEC CORPORATION           COM NEW               885175307     209    10000  SH      Defined            10000
THORNBURG MORTGAGE INC         COM                   885218107    5447   209500  SH      Defined           209500
TIERONE CORP                   COM                   88650R108     837    30950  SH      Defined            30950
UNIVERSAL HEALTH RLTY IN       SH BEN INT            91359E105     789    22083  SH      Defined            22083
VENTANA MEDICAL SYSTEMS        COM                   92276h106   10844   258814  SH      Defined           258814
WESTFIELD FINANCIAL INC        COM                   96008P104     274    25594  SH      Defined            25594
WILLBROS GROUP INC             COM                   969199108    6126   271800  SH      Defined           271800
WYETH                          COM                   983024100    3647    72900  SH      Defined            72900
REPORT SUMMARY                                 42 DATA RECORDS  277258            0 OTHER MANAGERS ON WHOSE BEHALF
                                                                                    REPORT IS FILED
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